Exceptional items	6 Months Ended
Dec. 31, 2025
Exceptional Items [Abstract]
Exceptional items	Exceptional items
Exceptional items are those that in management’s judgement need to be disclosed separately. See pages 33-34 for the definition of exceptional items and the criteria used to determine whether an exceptional item is accounted for as operating or non-
operating.

	Six months ended 31 December 2025	Six months ended 31 December 2024
	$ million	$ million
Exceptional operating items
Restructuring programmes (1)	(86)	(72)
Discretionary increase in pension benefits in Ireland (2)	(38)	—
Litigations in Europe (3)	(17)	—
Distill Ventures (4)	1	—
Distribution model change in France (5)	—	(145)
	(140)	(217)
Non-operating items
Sale of businesses and brands
Seychelles Breweries Limited (6)	62	—
Guinness Ghana Breweries PLC (7)	(49)	—
East African Breweries PLC and the Kenyan spirits business prospective sale (8)	(8)	—
Guinness Nigeria PLC (9)	2	(114)
Pampero brand (10)	(1)	53
Guinness Cameroun S.A. (11)	—	(8)
Safari brand (12)	—	15
Other (13)	1	—
	7	(54)

Exceptional items before taxation	(133)	(271)

Items included in taxation
Tax on exceptional operating items	18	44
Tax on exceptional non-operating items	(7)	(12)
	11	32

Total exceptional items	(122)	(239)
Attributable to:
Equity shareholders of the parent company	(123)	(235)
Non-controlling interests	1	(4)
Total exceptional items	(122)	(239)
(1) In the six months ended 31 December 2025, an exceptional charge of $86 million was accounted for in respect of the
Accelerate programme, that includes the supply chain agility programme (2024 – $72 million). The Accelerate programme was announced in May 2025 and is a three-year programme aiming to create a more agile global operating model with cash delivery, cost savings and deleveraging targets. Total implementation cost of the programme is expected to be up to $500 million over the three-year period, which will comprise non-cash items and one-off expenses, the majority of which are expected to be recognised as exceptional operating items. The exceptional charge in respect of the restructuring programmes for the six months ended 31 December 2025 was primarily in respect of severance costs, accelerated depreciation and project costs.
Restructuring cash expenditure was $69 million in the six months ended 31 December 2025 (2024 – $13 million).
(2) In the six months ended 31 December 2025, Diageo agreed with the trustee of the Guinness Ireland Group Pension Scheme to provide a one-off discretionary increase in pension benefits to pensioners. The increase resulted in a charge of $38 million in past service costs and was accounted for as an exceptional operating item.
(3) In the six months ended 31 December 2025, $17 million was recorded as an exceptional operating item in respect of ongoing litigations in Europe, including costs and expenses associated therewith.
(4) In the six months ended 31 December 2025, an exceptional operating gain of $1 million was recognised related to Distill
Ventures on the reversal of impairment and other related charges previously presented in exceptional operating items in the year ended 30 June 2025.
(5) On 23 July 2024, Diageo announced the completion of the transformation of its distribution model in France as the company agreed with LVMH to exit from their joint operation and to terminate the existing distribution agreements for Diageo brands. In the six months ended 31 December 2024, an exceptional operating charge of $145 million was accounted for in respect of the transformation.
(6) On 1 July 2025, Diageo completed the sale of its 54.4% shareholding in Seychelles Breweries Limited to Phoenix
Beverages. The transaction resulted in a gain of $62 million in the six months ended 31 December 2025.
(7) On 3 July 2025, Diageo completed the sale of its 80.4% shareholding in Guinness Ghana Breweries PLC to Castel Group.
The transaction resulted in a loss of $49 million in the six months ended 31 December 2025.
(8) On 17 December 2025, Diageo announced the sale of its shareholding in East African Breweries PLC and its shareholding in the Kenyan spirits business, to Asahi Group Holdings, Ltd. and a non-operating charge of $8 million attributable to the prospective sale was recognised in the six months ended 31 December 2025.
(9) On 30 September 2024, Diageo completed the sale of its shareholding in Guinness Nigeria PLC to Tolaram. The transaction resulted in a loss of $114 million, including cumulative translation losses in the amount of $175 million recycled to the income statement in the six months ended 31 December 2024. In the six months ended 31 December 2025, a gain of $2 million directly attributable to the disposal has been accounted for.
(10) In the six months ended 31 December 2024, an exceptional gain of $53 million was recognised in respect of the disposal of the Pampero brand to Gruppo Montenegro. In the six months ended 31 December 2025, additional transaction costs of$1 million have been accounted for in related to the disposal.
(11) On 26 May 2023, Diageo completed the sale of its wholly owned subsidiary, Guinness Cameroun S.A., its brewery in
Cameroon, to Castel Group. In the six months ended 31 December 2024, $8 million charges directly attributable to the disposal were accounted for.
(12) In the six months ended 31 December 2024, an exceptional gain of $15 million was recorded in relation to the disposal of the Safari brand to Casa Redondo.
(13) Other exceptional non-operating items include gains and charges on items that were originally recognised as exceptional non-operating items in previous years. In the six months ended 31 December 2025, the net gain of $1 million in other exceptional non-operating items includes a gain of $5 million on the sale of investments in various Distill Ventures businesses and a gain of $3 million on the disposal of the UDL and Ruski RTD brands to Bickford's Australia Pty Ltd. on 1 October 2025, partly offset by a loss of $6 million on the sale of Diageo Operations Italy S.p.A., inclusive of the Santa Vittoria production facility, to NewPrinces S.p.A. and a $1 million charge in respect of the sale of Windsor Global Co., Ltd.